FINANCIAL INSTRUMENTS (Details 1) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ 608	¥ 4,419
Due to the Shareholder	10,639	77,317	85,673
Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	608	4,419
Trade payables	14	100	100
Financial liabilities in other payables and accruals	368	2,677	7,864
Lease liabilities	52	376	360
Due to related companies	856	6,221	9,069
Due to the Shareholder	10,639	77,317	85,673
Total	12,537	91,110	103,066
Total current	12,537	91,110	103,066
Total non-current